Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2022
Document Effective Date	Oct. 03, 2022
Prospectus Date	Oct. 03, 2022
Invesco NASDAQ Future Gen 200 ETF | Invesco NASDAQ Future Gen 200 ETF
Prospectus:
Trading Symbol	QQQS